NEW YORK EQUITY FUND

Supplement dated April 10, 2007

to

Prospectus dated August 1, 2006

This supplement revises the Prospectus of New York Equity Fund as follows:

1.

The section of the Prospectus titled “Expense Information” on page 5 is .revised by adding the following sentence immediately after the first sentence:

The Advisor terminated its voluntary fee waiver arrangement with the Fund, effective as of  April 1, 2007.

2.

The section of the Prospectus titled “Expense Information” on page 5 is .revised by deleting Note 3 in its entirety and replacing it with the following Note 3:

Total annual operating expenses as shown for the fiscal year ended March 31, 2006, do not reflect the effect of the Advisor’s voluntary fee waiver arrangement, pursuant to which the Advisor waived a portion of its fees in order to maintain Total Annual Fund Operating Expenses at or below 1.98%.  The voluntary fee waiver arrangement, which continued in effect through the fiscal year ended March 31, 2007, was terminated by    the Advisor, effective as of April 1, 2007.  Termination of this arrangement is likely to result in higher expenses.

3.

The section of the Prospectus titled “Operations of the Fund” is revised by replacing the second and third paragraphs of that section on pages 7 and 8 with the following paragraphs:

The Trust retains Pinnacle Advisors  LLC, 5710 Commons Park, East Syracuse, New York, to manage the Fund’s investments.  Pursuant to the advisory agreement currently in effect, the Fund has agreed to pay the advisor a fee equal to the annual rate of 1% of the average value of its daily net assets up to $100 million; .95% of such assets from $100 million to $200 million and .85% of such assets in excess of $200 million. During the fiscal year ended March 31, 2006, the Fund paid the Advisor a fee of less than 1.0%.  Pursuant to a voluntary fee waiver arrangement, the Advisor waived the fee to which it otherwise would have been entitled during that fiscal year in order to maintain total annual fund operating expenses at 1.98%.  The Advisor terminated its voluntary fee waiver arrangement effective as of April 1, 2007.  Expenses of the Fund are likely to be higher as a result of the termination of this voluntary arrangement.

Effective as of April 10, 2007, Michael M. Samoraj replaced Gregg A. Kidd as the Portfolio Manager of the Fund.  Mr. Kidd, President and a controlling equity owner of the Advisor, had served as Portfolio Manager of the Fund since its inception in 1997.  Mr. Samoraj is solely and primarily responsible for the day-to-day management of the Fund’s portfolio.  In connection with his duties as Portfolio Manager, Mr. Samoraj is responsible for analyzing which securities are eligible for purchase by the Fund, selecting and making recommendations regarding securities to be purchased, and exploring new channels of distribution for the Fund’s shares.  Mr. Samoraj is an employee of the Adviser and has been employed by Pinnacle Investments, LLC, the Principal Underwriter of the Fund during the past five years. Mr. Samoraj has managed client accounts on a non-discretionary basis for 25 years.  He has no experience managing investment company portfolios.   Mr. Samoraj also serves as Secretary and Chief Compliance Officer of the Fund.

4.

The section of the Prospectus titled “Financial Highlights” is .revised  by adding the following sentence to Note (b):

The Advisor terminated its voluntary fee waiver arrangement with the Fund effective as of  April 1, 2007.

5.

The back cover page of the prospectus is revised as follows:

Huntington National Bank, 7 East Oval EA4E95, Columbus, OH 43219, will replace The Bank of New York as Custodian, effective as of April 17, 2007.

April 10, 2007

PS0000.001

NEW YORK EQUITY FUND

Supplement dated April 10, 2007

to

Statement of Additional Information dated August 1, 2006

This supplement revises the Statement of Additional Information of New York Equity

Fund as follows:

1.

The Table of Contents is replaced in its entirety with the following:

New York Equity Fund A Series of The New York State Opportunity Funds 5710 Commons Park E. Syracuse, New York 13057
TABLE OF CONTENTS

Page

THE TRUST

1

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT POLICIES AND RISKS

1

FUNDAMENTAL INVESTMENT LIMITATIONS

9

PORTFOLIO TURNOVER

10

DISCLOSURE OF PORTFOLIO HOLDINGS

11

EXCESSIVE TRADING POLICIES AND PROCEDURES

13

TRUSTEES AND OFFICERS

13

THE INVESTMENT ADVISOR

15

THE UNDERWRITER

18

SECURITIES TRANSACTIONS

18

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

20

TAXES

21

REDEMPTION IN KIND

21

HISTORICAL PERFORMANCE INFORMATION

22

PRINCIPAL SECURITY HOLDERS

24

CUSTODIAN

24

AUDITORS

25

LEGAL COUNSEL

25

TRANSFER AGENT

25

PROXY VOTING PROCEDURES

25

APPENDIX  A:   BOND RATINGS DEFINITIONS

25

APPENDIX  B:  PROXYVOTING

29

Nationwide (Toll Free)  1-800-535-9169

2.

The section of the Statement of Additional Information titled “Investment Advisor,” is revised by adding the following sentence as the final sentence in the first paragraph in the subsection captioned “Investment Advisory Agreement” on page 16:

The Advisor terminated its voluntary fee waiver arrangement with the Fund on April 1, 2007.

3.

The section of the Statement of Additional Information titled “Investment Advisor,” is .revised by deleting the first sentence of the third paragraph in the subsection captioned “Investment Advisory Agreement” on page 16 and replacing it with the following sentence:

By its terms, the Advisory Agreement will remain in force until April 1, 2008 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund’s outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval.

4.

The section of the Statement of Additional Information titled “Portfolio Manager” which begins on page 16 is deleted in its entirety and replaced with the following:

Portfolio Manager. Michael M. Samoraj, Secretary and Chief Compliance Officer of the Fund replaced Gregg A. Kidd, as Portfolio Manager of the Fund on April 10, 2007. In his role as Portfolio Manager, Mr. Samoraj is responsible for the day-to-day management of the Fund’s investments.  Mr. Samoraj is an employee of the Advisor and is also employed by Pinnacle Investments, Inc., a registered broker-dealer and registered investment adviser, which serves as principal underwriter of the Fund (the “Underwriter”) and is also engaged in a retail securities brokerage business.

In addition to his responsibilities as Secretary, Chief Compliance Officer, and Portfolio Manager of the Fund, Mr. Samoraj serves as a Financial Consultant for the Underwriter and, in that capacity, handles accounts for customers of the Underwriter on a non-discretionary basis.  Mr. Samoraj does not manage any other portfolios or accounts other than the Fund’s portfolio on a discretionary basis. The following table provides information regarding the portfolios and accounts managed by Mr. Samoraj as of April 1, 2007.

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed
Michael M. Samoraj	1	$3,497,969	0	0	350	$45,000,000

► Conflicts of Interest.  As indicated above, the Portfolio Manager is employed by the Underwriter, which is engaged in the retail securities brokerage business, and, as a Financial Consultant, he also handles other accounts for retail customers of the Underwriter on a non-discretionary basis.  The Portfolio Manager’s multiple roles could result in conflicts of interest between his responsibilities to the Fund and his responsibilities to retail customers of the Underwriter.  Such conflicts could occur whether the investment objectives and strategies of those customers are the same as, or different, from, the Fund’s investment objectives and strategies.  For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another account having similar investment objectives and strategies or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all accounts handled by the Portfolio Manager have fee structure that is the same as or similar to that of the Fund.  In fact, the Portfolio Manager may receive transaction-based compensation in the form of commissions on certain accounts rather than a fee.  If the compensation structure of another account is more advantageous to the Underwriter than the fee structure of the Fund, the Portfolio Manager could have an incentive to favor that other account. However, the Advisor’s compliance procedures and Code of Ethics recognize the Advisor’s fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.  It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

►Compensation of the Portfolio Manager.  The Fund’s Portfolio Manager is an employee of the Advisor. He receives compensation from the Advisor which is structured as a percentage of the advisory fee (21.48%) received by the Advisor from the Fund.  Because Mr. Samoraj assumed his responsibilities as Portfolio Manager on April 1, 2007, he did not receive any compensation from the Advisor during the Fund’s fiscal year ended March 31, 2006.

►Ownership of Fund Shares.  The following table shows the Portfolio Manager’s beneficial ownership of shares of the Fund as of March 31, 2007.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares of All Funds Overseen
Michael M. Samoraj	-0-	-0-

5.

The section of the Statement of Additional Information titled “Custodian” is revised by adding the following sentence as the last sentence of the paragraph on page 24:

 Huntington National Bank, 7 East Oval EA4E95, Columbus, OH 43219, will replace The Bank of New York as Custodian, effective as of April 17, 2007.

April  10, 2007

SAIS0000.001